Note 28 - Retained earnings, revaluation reserves and other reserves - Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retained earnings, revaluation reserves and other reserves.
Statutory reserve	€ 653,000,000	€ 653,000,000	€ 644,000,000
Restricted Reserves	124,000,000	133,000,000	159,000,000
Revaluation reverse	0	3,000,000	12,000,000
Voluntary Reserves	8,331,000,000	8,010,000,000	8,643,000,000
Total Reserves Holding Company	9,108,000,000	8,799,000,000	9,458,000,000
Consolidation Reserves Attributed To The Bank And Dependents Consolidated Companies	17,169,000,000	14,222,000,000	14,266,000,000
Total Retained Earnings Revaluation Reserves And Other Reserves	€ 26,277,000,000	€ 23,021,000,000	€ 23,724,000,000